Finance Lease Receivable	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Finance Lease Receivable
3.	Finance Lease Receivable
Contractual maturities on finance lease receivable are as follows:

Years ending December 31,	Contractual maturities
2015	$4,294
2016	1,048

Total	$5,342